SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, BALANCE SHEETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents	$ 6	$ 18
Schedule I, Condensed Financial Information of Parent, Due from affiliates	132	125
Schedule I, Condensed Financial Information Of Parent Deferred Income Taxes Current	170	109
Schedule I, Condensed Financial Information of Parent, Other current assets	16	16
Schedule I, Condensed Financial Information of Parent, Total current assets	324	268
Schedule I, Condensed Financial Information of Parent, Investments in subsidiaries	13,866	12,545
Schedule I, Condensed Financial Information of Parent, Due from affiliates	802	1,759
Schedule I, Condensed Financial Information of Parent, Deferred income taxes	1,466	1,541
Schedule I, Condensed Financial Information of Parent, Other assets	555	576
Schedule I, Condensed Financial Information of Parent, Total assets	17,013	16,689
Liabilities and shareholders' equity:
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	800	652
Schedule I, Condensed Financial Information of Parent, Current due to affiliates	273	539
Schedule I, Condensed Financial Information of Parent, Income taxes payable	64	26
Schedule I, Condensed Financial Information of Parent, Other current liabilities	276	260
Schedule I, Condensed Financial Information of Parent, Total current liabilities	1,413	1,477
Schedule I, Condensed Financial Information of Parent, Long-term debt	4,117	4,409
Schedule I, Condensed Financial Information of Parent, Other long-term liabilities	475	521
Schedule I, Condensed Financial Information of Parent, Shareholders' equity	11,008	10,282
Schedule I, Condensed Financial Information of Parent, Total liabilities and shareholders' equity	$ 17,013	$ 16,689